CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit	€ 1,599,516	€ 1,525,913	€ 1,257,457
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains /(Losses) on remeasurement of defined benefit plans	135	(691)	221
Related tax impact	(30)	168	(52)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	105	(523)	169
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments	120,314	(86,810)	(26,284)
Exchange differences on translating foreign operations	(20,444)	12,248	(6,323)
Related tax impact	(33,674)	23,610	6,403
Total items that may be reclassified to the consolidated income statement in subsequent periods	66,196	(50,952)	(26,204)
Total other comprehensive income/(loss), net of tax	66,301	(51,475)	(26,035)
Total comprehensive income	1,665,817	1,474,438	1,231,422
Total comprehensive income attributable to:
Owners of the parent	1,663,681	1,470,092	1,226,428
Non-controlling interests	€ 2,136	€ 4,346	€ 4,994